RELATED PARTIES TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Management fees
	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	$	$	$	$

Management Fees	30,000	15,000	90,000	45,000